Promotion and selling expenses	12 Months Ended
Dec. 31, 2018
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Promotion and selling expenses
10	Promotion and selling expenses

		2018	2017	2016
	Note	RMB million	RMB million	RMB million
Sales commissions	(i)	2,027	1,935	1,926
Ticket office expenses		3,173	3,160	2,875
Computer reservation services		892	835	777
Advertising and promotion		217	196	173
Others		727	755	553

		7,036	6,881	6,304

Note:

(i) The Group applies the practical expedient in IFRS 15 and therefore expenses the portion of sales commissions which are regarded as directly related incremental costs of obtaining transportation contracts, as the amortisation period is less than one year.